Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401
Supplement dated November 14, 2024
to the
ActivePassive Core Bond ETF
ActivePassive Intermediate Municipal Bond ETF
ActivePassive International Equity ETF
ActivePassive U.S. Equity ETF
(each, a “Fund,” and collectively, the “Funds”)

Prospectus and
Statement of Additional Information (“SAI”)
dated December 29, 2023, as supplemented

This supplement makes the following amendments to disclosures in the Funds’ Prospectus and SAI dated December 29, 2023, as supplemented.

Effective immediately, disclosure relating to the address of the Funds’ investment adviser, Envestnet Asset Management, Inc. (the “Adviser”) is updated to read as follows:

Envestnet Asset Management, Inc.
150 North Riverside Plaza, Suite 2050
Chicago, IL 60606

All references to the Adviser’s former address (One North Wacker Drive, Suite 1925, Chicago, IL 60606) in the Prospectus and SAI are hereby replaced with the Adviser’s new address as listed above.

Please retain this supplement with your Prospectus and SAI